ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of trade and other payables [abstract]
Disclosure of accounts payables and accrued liabilities [Table Text Block]
	March 31, 2026 $	March 31, 2025 $

Trade payables	2,084,152	2,006,918
Accrued liabilities	879,378	439,346
Flow-through share subscribers' income tax	397,382	427,000
Part XII.6 tax payable	10,825	93,000
Total accounts payable and accrued liabilities	3,371,737	2,966,264

Disclosure of estimated liabilities and indemnification obligations [Table Text Block]
Total estimated Part XII.6 liability	$93,000
Payments made to date	$(82,175)
Estimated Part XII.6 liability as at March 31, 2026	$10,825

Total estimated indemnification obligation	$427,000
Payments made to date	$(29,618)
Estimated indemnification obligation as at March 31, 2026	$397,382